Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 969,783	$ 355,797
Cost of revenues	286,415	5,086
Gross profit	683,368	350,711
Operating expenses
Selling, general and administrative expenses	6,067,545	5,746,119
Research and development expenses	2,693,457	1,003,805
Stock based compensation	7,036,778	5,306,755
Total operating expenses	15,797,780	12,056,679
Loss from operations	(15,114,412)	(11,705,968)
Other income (expense)
Interest income	187,817	43,196
Interest expense	(293,968)	(227,210)
Operating sublease income	107,150	134,576
Operating sublease income – related parties		4,800
Impairment loss	(110,125)
Investment loss	(7,446)
Gain/Loss on foreign exchange changes	(259,463)	426,316
Gain/Loss on investment in equity securities		(269,844)
Other income	(24,149)	22,409
Government grant income		360,898
Total other income (expenses)	(400,184)	495,141
Loss before provision income tax	(15,514,596)	(11,210,827)
Provision for income tax expense	797,778	825,024
Net loss	(16,312,374)	(12,035,851)
Net loss attributable to noncontrolling interests	110,865	802,962
Net loss attributed to ABVC and subsidiaries	(16,423,239)	(12,838,813)
Foreign currency translation adjustment	(22,532)	(25,200)
Comprehensive loss	$ (16,445,771)	$ (12,864,013)
Net loss per share:
Basic and diluted (in Dollars per share)	$ (0.52)	$ (0.51)
Weighted average number of common shares outstanding:
Basic and diluted (in Shares)	31,664,660	25,053,522